Shareholder Report, Line Graph (Details) - USD ($)					10 Months Ended	11 Months Ended		12 Months Ended		22 Months Ended	23 Months Ended		24 Months Ended	34 Months Ended	35 Months Ended		36 Months Ended	46 Months Ended	47 Months Ended		48 Months Ended	58 Months Ended	59 Months Ended		60 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 22, 2020	Sep. 18, 2018	Nov. 02, 2017	Aug. 31, 2015	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000051979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Shares
Accumulated Value				$ 5,000,000					$ 6,235,360				$ 5,682,636				$ 5,499,105				$ 7,310,533				$ 8,405,960			$ 7,653,989			$ 5,356,959		$ 4,509,120	$ 4,624,731	$ 4,017,642
C000051981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ETF Shares Net Asset Value
Accumulated Value				10,000					12,530				11,419				11,050				14,688				16,888			15,379			10,765		9,061	9,300	8,076
C000194069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Investor Shares
Accumulated Value			$ 10,000		$ 10,088					$ 10,643				$ 11,033				$ 12,228				$ 11,135				$ 11,714			$ 13,265			$ 14,220
C000194068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Admiral Shares
Accumulated Value			50,000		50,479					53,305				55,326				61,387				55,981				58,965			66,881			71,750
C000194070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Admiral Shares
Accumulated Value			50,000		51,995					55,556				59,098				70,639				64,753				71,435			83,006			89,055
C000194071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Investor Shares
Accumulated Value			10,000		10,388					11,094				11,785				14,067				12,880				14,191			16,472			17,645
C000204566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ETF Shares Net Asset Value
Accumulated Value		$ 10,000					$ 9,764					$ 10,861				$ 13,625				$ 10,575				$ 11,776			$ 13,939			$ 16,019
C000204567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ETF Shares Net Asset Value
Accumulated Value		10,000					10,340					13,194				17,470				14,568				16,873			21,438			24,870
C000221977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ETF Shares Net Asset Value
Accumulated Value	$ 10,000					$ 10,120					$ 8,648				$ 8,741				$ 9,532				$ 9,914
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value				10,000					10,615				10,664				10,548				11,641				12,407			12,398			10,954		10,838	11,629	12,000
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index
Accumulated Value			10,000		9,982					10,758				11,353				11,412				9,402				9,393			10,041			10,390
FTSE Developed Net Tax Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Developed Net Tax Index
Accumulated Value			10,000		10,807					10,822				12,706				16,526				14,024				16,264			20,263			23,529
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Global All Cap ex US Index
Accumulated Value		10,000					9,716					10,576				13,373				10,779				12,044			14,192			16,454
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value		10,000					10,127					12,274				16,363				14,116				16,198			20,437			23,682
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000					9,977					8,828				8,723				9,359				9,653
Bloomberg U S Treasury STRIPS 20 30 Year Equal Par Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index
Accumulated Value				$ 10,000					$ 12,492				$ 11,343				$ 11,029				$ 14,574				$ 16,962			$ 15,294			$ 10,708		$ 9,030	$ 9,266	$ 8,056
Global Wellesley Income Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Global Wellesley Income Composite Index
Accumulated Value			10,000		10,058					10,762				11,159				12,437				11,160				11,723			13,236			14,322
Global Wellington Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Global Wellington Composite Index
Accumulated Value			$ 10,000		$ 10,525					$ 10,973				$ 12,432				$ 14,885				$ 12,783				$ 14,155			$ 16,826			$ 18,841
FTSE Global All Cap ex US Choice Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Global All Cap ex US Choice Index
Accumulated Value		10,000					9,781					10,911				13,711				10,688				11,860			14,053			16,170
FTSE US All Cap Choice Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE US All Cap Choice Index
Accumulated Value		$ 10,000					$ 10,354					$ 13,223				$ 17,529				$ 14,624				$ 16,952			$ 21,546			$ 25,019
Bloomberg MSCI US Corporate SRI Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg MSCI US Corporate SRI Select Index
Accumulated Value	$ 10,000					$ 10,129					$ 8,663				$ 8,762				$ 9,563				$ 9,947